Investment in securities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Investment in securities.
Balance at January 1	$ 56,366
Acquisition of securities	21,603	$ 23,282
Fair value adjustment	(4,708)	33,084
Balance at December 31	$ 73,261	$ 56,366